SHARE-BASED COMPENSATION - Management's RSUs (Details) ¥ in Thousands			12 Months Ended
	Jan. 15, 2025 $ / shares shares	Oct. 05, 2022 CNY (¥) shares	Dec. 31, 2027 shares	Dec. 31, 2026 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 shares	Oct. 05, 2022 $ / shares	Jul. 20, 2017 $ / shares
SHARE-BASED COMPENSATION
Common stock, par value (in dollars per share) | $ / shares								$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Share-based compensation expenses included in general and administrative expenses | ¥					¥ 12,306	¥ 5,879	¥ 26,123
2021 Plan
SHARE-BASED COMPENSATION
Unamortized stock-based compensation expense | ¥									¥ 540
Expected recognition of unvested awards weighted-average period					5 months 1 day
RSUs
SHARE-BASED COMPENSATION
Shares granted					1,780,681
Contractual term	8 years
Shares vested					1,507,773	234,005	234,005
Share-based compensation expenses included in general and administrative expenses | ¥					¥ 8,950	¥ 5,879	¥ 16,258
Shares not yet vested									480,915	208,007	442,012	676,017
RSUs | Minimum
SHARE-BASED COMPENSATION
Vested over service periods	2 months
RSUs | Maximum
SHARE-BASED COMPENSATION
Vested over service periods	2 years
RSUs | 2021 Plan
SHARE-BASED COMPENSATION
Shares granted		1,421,181
Common stock, par value (in dollars per share) | $ / shares													$ 0.0001
Shares vested		745,164			208,007	234,005	234,005
Amount recognized on shares vested | ¥		¥ 33,600
Share-based compensation expenses included in general and administrative expenses | ¥					¥ 8,950	¥ 5,879	¥ 16,258
RSUs | 2025 Plan
SHARE-BASED COMPENSATION
Shares granted	1,780,681
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Shares vested					1,299,766
Number of ordinary shares	1,780,681
RSUs | 2025 Plan | Subsequent events
SHARE-BASED COMPENSATION
Shares vested, Year one				415,926
Shares vested, Year two			64,989